ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consists of the following as of December 31, 2024 and December 31, 2023:

	December 31,
	2024	2023
Accounts payable	$16,863,559	$13,721,561
Accrued liabilities		1,941,711
Total accounts payable and accrued expenses	$16,863,559	$15,663,272